ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

February 28, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”)
File Nos.: 333-179562 and 811-22668
Blue Horizon BNE ETF (S000070106)
ETFB Green SRI REITs ETF (S000070018)
(collectively, the “Funds”)
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, Blue Horizon BNE ETF and ETFB Green SRI REITs ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated February 28, 2023, and filed electronically as Post-Effective Amendment No. 857 to the Trust’s Registration Statement on Form N-1A on February 22, 2023.
If you have any questions or require further information, do not hesitate to contact me at isabella.zoller@usbank.com.
Sincerely,

/s/ Isabella K. Zoller
Isabella K. Zoller
U.S. Bank Global Fund Services,
as administrator for the Fund